Parent company accounts - Statement of comprehensive income (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Reclassification adjustments on exchange differences on translation, net of tax	£ 1	£ (20)	£ (8)
Barclays Bank PLC
Condensed Statement of Income Captions [Line Items]
Reclassification adjustments on exchange differences on translation, net of tax	£ 0	£ 0	£ 0